Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4 — Commitments and Contingencies

On October 13, 2015, the Company entered into an agreement with the underwriters of the Offering (“Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid an underwriting discount of 2.0% of the gross proceeds of the Offering as an underwriting discount. The Company also agreed to pay the underwriters in the Offering a deferred underwriting discount of 3.5% of the gross proceeds of the Offering (“Deferred Commissions”) which was placed in the Trust Account and is only payable upon completion of a Business Combination.
The Company presently occupies office space provided by two affiliates of the Company’s executive officers. Such affiliates have agreed that, until the Company consummates a Business Combination, they will make such office space, as well as certain office and secretarial services, available to the Company, as may be required by the Company from time to time. The Company will pay such affiliates an aggregate of $10,000 per month for such services.
The Initial Stockholders and the holders of the Founders’ Warrants (or underlying shares of common stock) will be entitled to registration rights with respect to their initial shares and the Founders’ Warrants (or underlying shares of common stock) pursuant to an agreement signed on the effective date of the Offering. The holders of the majority of the initial shares are entitled to demand that the Company register these shares at any time commencing three months prior to the first anniversary of the consummation of a Business Combination. The holders of the Founders’ Warrants (or underlying shares of common stock) are entitled to demand that the Company register these securities at any time after the Company consummates a Business Combination. In addition, the Initial Stockholders and holders of the Founders’ Warrants (or underlying shares of common stock) have certain “piggy-back” registration rights on registration statements filed after the Company’s consummation of a Business Combination.
The Company entered into three consulting arrangements for services to help identify and introduce the Company to potential targets and provide assistance with due diligence, deal structuring, documentation and obtaining stockholder approval for a business combination. These agreements provide for an aggregate annual fee of $550,000 and success fee of $1,125,000 upon the consummation of a Business Combination.

Note 5 — Commitments and Contingencies

On October 13, 2015, the Company entered into an agreement with the underwriters of the Offering (“Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid an underwriting discount of 2.0% of the gross proceeds of the Offering as an underwriting discount. The Company also agreed to pay the underwriters in the Offering a deferred underwriting discount of 3.5% of the gross proceeds of the Offering (“Deferred Commissions”) which was placed in the Trust Account and is only payable upon completion of a Business Combination.
The Company entered into three consulting arrangements for services to help identify and introduce the Company to potential targets and provide assistance with due diligence, deal structuring, documentation and obtaining stockholder approval for a business combination. These agreements provide for an aggregate annual fee of $550,000 and success fee of $1,125,000 upon the consummation of a business combination.